REVENUE - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Contract liabilities	$ 1,207		$ 1,207		$ 1,236
Revenues relating to contract liabilities outstanding	107	$ 118	365	$ 415
Transaction price allocated to remaining performance obligations	$ 1,900		$ 1,900		$ 2,000